Other financial Assets - Summary of Other Financial Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Non-current
Security deposits	₨ 1,221		₨ 1,566
Finance lease receivables	4,270		4,742
Dues from officers and employees	59		22
Other Non-current financial assets	5,550	$ 67	6,330
Current
Security deposits	2,035		1,549
Dues from officers and employees	596		735
Interest receivables	230		386
Finance lease receivables	5,307		5,672
Others	2,368		754
Other current financial assets	10,536	$ 126	9,096
Other financial assets	₨ 16,086		₨ 15,426